Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ 240	$ 1,277	$ 1,175
Balance	248	240	1,277
Pension Plan Cost
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(462)	(46)	(37)
Other comprehensive income (loss) before reclassifications	23	29	(10)
Amounts reclassified from accumulated other comprehensive loss	11	6	1
Transfer of pension plan from parent company, net		(495)
Net change in accumulated other comprehensive loss	34	(416)	(9)
Balance	(428)	(462)	(46)
Pension Plan Cost | U.K
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer of entity to parent company, net		44
Translation adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(69)	(159)	(131)
Other comprehensive income (loss) before reclassifications	21	5	(28)
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Transfer of pension plan from parent company, net		0
Net change in accumulated other comprehensive loss	21	90	(28)
Balance	(48)	(69)	(159)
Translation adjustments | U.K
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer of entity to parent company, net		85
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(531)	(205)	(168)
Other comprehensive income (loss) before reclassifications	44	34	(38)
Amounts reclassified from accumulated other comprehensive loss	11	6	1
Transfer of pension plan from parent company, net		(495)
Net change in accumulated other comprehensive loss	55	(326)	(37)
Balance	$ (476)	(531)	$ (205)
Accumulated Other Comprehensive Loss | U.K
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer of entity to parent company, net		$ 129